UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      M.H. Davidson & Co., L.L.C.
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas L. Kempner Jr.
Title:   Member
Phone:   212-371-3966

Signature, Place, and Date of Signing:

  Thomas L. Kempner Jr.  New York  August 15, 2000


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      17

Form 13F Information Table Value Total:       557,867,588

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FILING
AND FILED SEPARATELY WITH THE COMMISSION.


List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

COMSAT CORP                    CS               20564D107    13719   583782 SH       SOLE                   583782
ELAN CORP RTS                  RT                              161   321684 SH       SOLE                   321684
GENUITY IPO                    cs               37248E103     2322   251000 SH       SOLE                   251000
GTE Corp                       CS               362320103    69988  1132837 SH       SOLE                  1132837
HANNAFORD BROS.                CS               410550107    43182   600795 SH       SOLE                   600795
MEDIAONE                       CS               58440J104   119578  1803346 SH       SOLE                  1803346
RAYTECH GROUP                  CS               755103108      656   201700 SH       SOLE                   201700
RESURGENCE PROPERTIES COMMON ( CS               76126R109        0   500000 SH       SOLE                   500000
RESURGENCE PROPERTIES COMMON ( CS               76126R109        0   767400 SH       SOLE                   767400
SHARED MEDICAL                 CS               819486101    29219   400600 SH       SOLE                   400600
SILCON GRAPHICS                CS               827056102      939   250450 SH       SOLE                   250450
TELE SUDESTE CELLULAR ADR      CS               879252104     1367    29600 SH       SOLE                    29600
TELEFONICA DE ARGENTINA ADR    CS               879378206    39045  1109661 SH       SOLE                  1109661
TELESP ADR                     CS               87929A102    47232  1730074 SH       SOLE                  1730074
UBIQUITEL INC.                 cs               903474302      103    11000 SH       SOLE                    11000
UNION PACIFIC RESOURCES        CS               907834105    32258  1466250 SH       SOLE                  1466250
US West                        CS               91273H101   158100  1839980 SH       SOLE                  1839980